Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities

	December 31,	December 31,
	2015	2014

Compensation and benefits	$176,410	$360,515
Deferred rent	-	10,877
Professional fees	102,200	254,807
Repayment of advertising agreement advance	-	329,165
Other accrued expenses	88,408	107,472
Total accrued expenses and other current liabilities	$367,018	$1,062,836